Commitments and Contingencies (Details)		1 Months Ended							12 Months Ended
	Jul. 15, 2021 ILS (₪)	Aug. 31, 2022 ILS (₪) shares	Jun. 16, 2022 USD ($)	Jun. 16, 2022 ILS (₪)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 ILS (₪)	Dec. 24, 2019 ILS (₪)	Sep. 30, 2016 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2022 ILS (₪) shares	Mar. 31, 2022 shares	Aug. 31, 2021 shares	Aug. 03, 2021 shares	Aug. 17, 2017 shares	Sep. 30, 2016 ILS (₪)	Dec. 31, 2015	Mar. 31, 2011 shares
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares) | shares		730,000
Aggregate security amount									$ 43,300,000
Bank guarantees amount									8,200,000
Restricted bank deposits									400,000
Equity attribute amount									$ 274,190			₪ 964,874
Exceed percentage									65.00%
Accumulated profit percentage																		75.00%
Net CAP percentage									6.30%
Asset percentage									9.60%
Deed of trust percentage									0.76%
Description of financial covenants									(as of December 31, 2022 Sapiens shareholders’ equity was $400,504); (ii) Sapiens’ net financial indebtedness (financial indebtedness offset by cash, marketable securities deposits and other liquid financial instruments) shall not exceed 65% of net CAP (defined as financial indebtedness, net, plus shareholders equity, including deposits and other liquid financial instruments) (as of December 31, 2022 Sapiens’ net financial indebtedness was (32.96%) of net CAP); and (iii) the ratio of Sapiens’ net financial indebtedness to EBITDA (based on accumulated calculation for the four last quarters) shall not exceed 5.5 (as of December 31, 2022 the ratio of Sapiens’ net financial indebtedness to EBITDA was (1.14)).
Arbitration expenses.										$ 1,600,000
Restricted shares (in Shares) | shares													21,000	48,378	24,222	10,000			545,000
Proceeding amount			$ 51	₪ 173
Claim amount	₪ 63,000						₪ 793,800			$ 6,959	₪ 24,490
Maintenance revenue percentage									3.50%
Service revenue percentage									0.35%
Unpaid royalties amount									$ 5,661
Liability in accordance									1,659
Private Placement [Member]
Commitments and Contingencies (Details) [Line Items]
Additional units (in New Shekels) | ₪		₪ 200,000
Formula Debentures [Member]
Commitments and Contingencies (Details) [Line Items]
Equity attribute amount									$ 290,000,000
Exceed percentage									50.00%
Matrix [Member]
Commitments and Contingencies (Details) [Line Items]
Description of liability to financial institution									(i)The total rate of Matrix IT financial debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by Matrix IT and shareholders’ loans that have been and/or will be granted to Matrix IT (collectively, the “debts”) will not exceed 40% of its total balance sheet. As of December 31, 2022 the ratio between Matrix IT’s financial debts and liabilities to banks versus Matrix IT total assets was 9.6%. (ii)The ratio of Matrix IT net debt to the annual EBITDA will not exceed 3.5. As of December 31, 2022, Matrix IT ratio of net debt to EBITDA was 0.74. (iii)Matrix IT equity shall not be lower than NIS 275,000 (approximately $78,147) at all times. As of December 31, 2022 Matrix IT’s equity was approximately NIS 916,000 (approximately $260,000 million). (iv)Matrix IT cash and cash equivalents and short-term bank deposits shall not be less than NIS 50,000 (approximately $14,209). In the context of Matrix IT’s issuance of Commercial Securities which are not listed, Matrix IT committed to maintain at least NIS 300,000 (approximately $85,251) of liquid assets including unused approved bank credits. Such liquid assets should account for not less than NIS 200,000 of cash and cash equivalent and short-term bank deposit (approximately $56,834). As of December 31, 2022, Matrix IT’s cash and cash equivalent and short-term bank deposits amounted to NIS 839,313 (approximately $238,509). (v)Matrix IT has committed that the rate of ownership and control of Matrix IT-Systems shall never be below 50.1%. (vi)Matrix IT will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party’s debts as they are today and as they will be without the banks’ consent (except for a first-rate fixed pledge on an asset which acquisition will be financed by a third party and which the pledge will be in his favor). (vii) Matrix IT will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the banks’ advance written consent unless it is done in the ordinary course of business.
Matrix IT [Member]
Commitments and Contingencies (Details) [Line Items]
Equity attribute amount									$ 78,147			₪ 275,000
Exceed percentage									45.00%
Sapiens [Member]
Commitments and Contingencies (Details) [Line Items]
Description of financial covenants									(iii)a covenant not to distribute dividends unless (a) Sapiens equity attributable to Sapiens shareholders’ shall not be less than $160 million, (b) Sapiens net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) does not exceed 65% of net CAP (defined as financial indebtedness, net, plus total equity), (c) the amount of accumulated dividends from the issuance date and going forward shall not exceed Sapiens net income for the year ended December 31, 2016 and the first three quarters of the year ended December 31, 2017, plus 75% of Sapiens accumulated profits from September 1, 2017 and up to the date of distribution, and (d) no event of default shall have occurred.
Magic Software [Member]
Commitments and Contingencies (Details) [Line Items]
Description of liability to financial institution									(i)Total equity attributable to Magic Software’ shareholders shall not be lower than $100,000 at all times – as of December 31, 2022 Magic Software shareholders’ equity was $276,311. (ii)Magic Software’s consolidated cash and cash equivalents and marketable securities available for sale shall not be less than $10,000 – as of December 31, 2022 Magic Software’s cash and marketable securities available for sale were $86,966. (iii)The ratio of Magic Software’s consolidated total financial debts to consolidated total assets will not exceed 50% - as of December 31, 2022 Magic Software’s financial debts were 9.4% of its total assets; (iv)The ratio of Magic Software’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 – as of December 31, 2022 the ratio of Magic Software’s net financial indebtedness to EBITDA was negative (-0.47) (cash exceeds indebtedness) ; and (v)Magic Software shall not create any pledge on all of its property and assets in favor of any third party without the financial institution’s consent.
Damages amount					$ 1,650	₪ 316		$ 2,400,000
Lawsuit seeking damages (in New Shekels) | ₪																	₪ 34,106
Matrix IT [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares) | shares		138,000
Sapiens [Member]
Commitments and Contingencies (Details) [Line Items]
Equity attribute amount									$ 120,000,000
CEO [Member]
Commitments and Contingencies (Details) [Line Items]
Restricted shares (in Shares) | shares									611,771			611,771
Bottom of range [member]
Commitments and Contingencies (Details) [Line Items]
Equity attribute amount									$ 215,000,000
Royalty payment percentage									100.00%
Top of range [member]
Commitments and Contingencies (Details) [Line Items]
Equity attribute amount									$ 551,900,000
Royalty payment percentage									(150.00%)